Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Nature of Operations

Organization and Nature of Operations

On December 17, 2003, Fairport Savings Bank’s (the “Bank”) depositors approved a Plan of Reorganization (the “Plan”) from a Federal Mutual Savings Bank to a Federal Mutual Holding Company. Under the Plan, effective January 14, 2005, FSB Community Bankshares, MHC (the “Mutual Holding Company”) was incorporated under the laws of the United States as a mutual holding company. Also under the Plan, FSB Community Bankshares, Inc. (“FSB Community”) was incorporated and became a wholly-owned subsidiary of the Mutual Holding Company. In addition, effective January 14, 2005, the Bank completed its reorganization whereby the Bank converted to a stock savings bank and became a wholly-owned subsidiary of the Company.

In August 2007, the Company completed its minority stock offering of 47% of the aggregate total voting stock of the Company. In connection with the minority stock offering, 1,785,000 shares of common stock were issued, of which 838,950 shares were sold, including 69,972 issued to the Company’s Employee Stock Ownership Plan (ESOP), at $10 per share raising net proceeds of $7.4 million. The stock was offered to the Bank’s eligible depositors, the Bank’s ESOP, and the public. Additionally, the Company issued 946,050 shares, or 53% of its common stock, to the Mutual Holding Company.

On March 2, 2016, the Boards of Directors of the FSB Community Bankshares, Inc. (“FSB Community”), FSB Community Bankshares, MHC (the “M-H-C”), and Fairport Savings Bank (the “Bank”) unanimously adopted a Plan of Conversion of FSB Community Bankshares, MHC pursuant to which FSB Community Bankshares, MHC undertook a “second-step” conversion and now no longer exists. The Bank reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure effective July 13, 2016, and, as a result is now the wholly-owned subsidiary of FSB Bancorp, Inc. (the “Company”). References to the Company prior to July 13, 2016 include FSB Community and not FSB Bancorp, whereas after July 13, 2016 references to the Company include FSB Bancorp and not FSB Community.

FSB Bancorp, the new stock holding company for Fairport Savings Bank, sold 1,034,649 shares of common stock at $10.00 per share, for gross offering proceeds of $10.3 million in its stock offering. Additionally, after accounting for conversion related expenses of $1.4 million, which offset gross proceeds, the Company received $8.9 million in net proceeds.

Concurrent with the completion of the conversion and reorganization, shares of common stock of FSB Community owned by public stockholders were exchanged for shares of the Company’s common stock so that the former public stockholders of FSB Community owned approximately the same percentage of the Company’s common stock as they owned of FSB Community’s common stock immediately prior to the conversion. Stockholders of FSB Community received 1.0884 shares of the Company’s common stock for each share of FSB Community’s stock they owned immediately prior to completion of the transaction. Cash in lieu of fractional shares was paid based on the offering price of $10.00 per share. All share and per share information in these financial statements for periods prior to the conversion have been revised to reflect the 1.0884:1 conversion ratio on shares outstanding, including shares held by FSB Community Bankshares, MHC that were not publicly traded. As a result of the offering and the exchange of shares, the Company has 1,941,688 shares outstanding as of December 31, 2016.

On July 13, 2016, FSB Community Bankshares, MHC reorganized from a two-tier mutual holding company structure to a fully public stock holding company structure.

In accordance with Board of Governors of the Federal Reserve System regulations, at the time of the reorganization, the Company substantially restricted retained earnings by establishing a liquidation account. The liquidation account will be maintained for the benefit of eligible account holders who continue to maintain their accounts at the Bank after conversion. The Bank has established a parallel liquidation account to support the Company’s liquidation account in the event the Company does not have sufficient assets to fund its obligations under its liquidation account. The liquidation accounts will be reduced annually to the extent that eligible account holders have reduced their qualifying deposits. Subsequent increases will not restore an eligible account holder’s interest in the liquidation accounts. In the event of a complete liquidation of the Bank or the Company, each account holder will be entitled to receive a distribution in an amount proportionate to the adjusted qualifying account balances then held. The Bank may not pay dividends if those dividends would reduce equity capital below the required liquidation account amount.

The Company provides a variety of financial services to individuals and corporate customers through its wholly-owned subsidiary, Fairport Savings Bank. The Bank’s operations are conducted in five branches located in Monroe County, New York. The Company and the Bank are subject to the regulations of certain regulatory authorities and undergo periodic examinations by those regulatory authorities.

The Company’s principal business consists of originating one-to-four-family residential real estate mortgages, home equity loans and lines of credit and to a lesser extent, originations of commercial real estate, multi-family, construction, commercial and industrial, and other consumer loans. The Company has four mortgage origination offices located in Pittsford, New York, Watertown, New York, Greece, New York, and Buffalo, New York.

The Bank also provides non-deposit investment services to its customers through its wholly-owned subsidiary, Fairport Wealth Management. Previous to January 15, 2016, Fairport Wealth Management was known as Oakleaf Services Corporation. The results of operations of Fairport Wealth Management are not material to the consolidated financial statements.

Basis of Consolidation

Basis of Consolidation

The consolidated financial statements include the accounts of the Company, the Bank and Fairport Wealth Management. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses, deferred tax assets, and the estimation of fair values for accounting and disclosure purposes.

The Company is subject to the regulations of various governmental agencies. The Company also undergoes periodic examinations by the regulatory agencies which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions resulting from the regulators’ judgements based on information available to them at the time of their examinations.

Significant Group Concentrations of Credit Risk

Significant Group Concentrations of Credit Risk

Most of the Company’s activities are with customers located within Monroe, Livingston, Ontario, Orleans, Wayne, and Erie Counties, New York. Note 2 discusses the types of securities that the Company invests in. The concentration of credit by type of loan is set forth in Note 3. Although the Bank has a diversified loan portfolio, its debtors’ ability to honor their contracts is primarily dependent upon the real estate and general economic conditions in those areas.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash, balances due from banks and interest-earning demand deposits (with an original maturity of three months or less).

Securities

Securities

The Company classifies investment securities as either available-for-sale or held-to-maturity. The Company does not hold any securities considered to be trading. Available-for-sale securities are reported at fair value, with net unrealized gains and losses reflected as a separate component of stockholders’ equity, net of the applicable income tax effect. Held-to-maturity securities are those that the Company has the ability and intent to hold until maturity and are reported at amortized cost.

Gains or losses on investment security transactions are based on the amortized cost of the specific securities sold. Premiums and discounts on securities are amortized and accreted into income using the interest method over the period to maturity.

When the fair value of a held-to-maturity or available-for-sale security is less than its amortized cost basis, an assessment is made at the balance sheet date as to whether other-than-temporary impairment (“OTTI”) is present.

The Company considers numerous factors when determining whether potential OTTI exists and the period over which the debt security is expected to recover. The principal factors considered are (1) the length of time and the extent to which the fair value has been less than amortized cost basis, (2) the financial condition of the issuer (and guarantor, if any) and adverse conditions specifically related to the security industry or geographic area, (3) failure of the issuer of the security to make scheduled interest or principal payments, (4) any changes to the rating of a security by a rating agency, and (5) the presence of credit enhancements, if any, including the guarantee of the federal government or any of its agencies.

For debt securities, OTTI is considered to have occurred if (1) the Company intends to sell the security, (2) it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or (3) if the present value of expected cash flows is not sufficient to recover the entire amortized cost basis or carrying value.

For debt securities, credit-related OTTI is recognized in earnings while noncredit-related OTTI on securities not expected to be sold is recognized in other comprehensive income (loss). Credit-related OTTI is measured as the difference between the present value of an impaired security’s expected cash flows and its amortized cost basis or carrying value. Noncredit-related OTTI is measured as the difference between the fair value of the security and its amortized cost, or carrying value, less any credit-related losses recognized. For securities classified as held-to-maturity, the amount of OTTI recognized in other comprehensive income (loss) is accreted to the credit-adjusted expected cash flow amounts of the securities over future periods.

Investment securities are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the accompanying financial statements.

Federal Home Loan Bank of New York

Federal Home Loan Bank of New York

Federal law requires a member institution of the Federal Home Loan Bank System to hold stock of its district Federal Home Loan Bank (“FHLB”) according to a predetermined formula. This restricted stock is carried at cost.

Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of its cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB.

No impairment charges were recorded related to the FHLB stock during 2016 or 2015.

Loans Held for Sale

Loans Held for Sale

Mortgage loans held for sale in the secondary market are carried at the lower of cost or fair value. Separate determinations of fair value for residential and commercial loans are made on an aggregate basis. Fair value is determined based solely on the effect of changes in secondary market interest rates and yield requirements from the commitment date to the date of the consolidated financial statements. Realized gains and losses on sales are computed using the specific identification method.

Loan Servicing Rights

Loan Servicing Rights

The Company retains the servicing on most conventional fixed-rate mortgage loans sold and receives a fee based on the principal balance outstanding.

Loans serviced for others totaled $118,565,000 and $85,858,000 at December 31, 2016 and 2015, respectively.

The Company also sells correspondent FHA and VA mortgage loans, servicing released.

Loan servicing rights are recorded at fair value when loans are sold with servicing rights retained. The fair value of the mortgage servicing rights (“MSRs”) is determined using a method which utilizes servicing income, discount rates, and prepayment speeds relative to the Bank’s portfolio for MSRs and are amortized over the life of the loan. MSRs amounted to $804,000 and $561,000 at December 31, 2016 and 2015, respectively, and are included in other assets on the consolidated balance sheets. In 2016, $268,000 was capitalized and $25,000 was amortized. In 2015, $227,000 was capitalized with $32,000 amortized.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and net deferred origination fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method over the estimated life of the loan.

The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectability of principal or interest, even though the loan is currently performing. A loan may remain on accrual status if it is in the process of collection and is well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management’s judgment as to the collectability of principal. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses (the “Allowance”) is established as losses are estimated to have occurred in the loan portfolio. The allowance for loan losses is recorded through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the loan is uncollectable. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific, general and unallocated components. The specific component relates to loans that are deemed impaired and classified as either special mention, substandard, doubtful, or loss. For such loans that are also classified as impaired, an allowance is generally established when the collateral value of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for the following qualitative factors: effects of changes in lending policies; national and/or local economic trends and conditions; trends in volume and terms of loans; experience, ability, and depth of management; levels and trends of delinquencies, non-accruals and classified loans; quality of institutions loan review system; collateral value for collateral dependent loans; concentrations of credit; and competition, legal and regulatory requirements on level of estimated credit losses. An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures unless subject to a troubled debt restructuring.

In addition, Federal regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and may require the Company to recognize additions to the allowance based on their judgements about information available to them at the time of their examination, which may not be currently available to management. Based on management’s comprehensive analysis of the loan portfolio, management believes the current level of the allowance for loan losses is adequate.

Bank Owned Life Insurance

Bank Owned Life Insurance

The Company holds life insurance policies on a key executive. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost. Depreciation and amortization are computed on the straight-line basis over the shorter of the estimated useful lives or lease terms (in the case of leasehold improvements) of the related assets. Estimated useful lives are generally 20 to 30 years for premises and 3 to 10 years for furniture and equipment.

Foreclosed Real Estate

Foreclosed Real Estate

Real estate properties acquired through, or in lieu of, loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure. Any write-downs based on the asset’s fair value at date of acquisition are charged to the allowance for loan losses. After foreclosure, property held for sale is carried at the lower of the new basis or fair value less any costs to sell. Costs of significant property improvements are capitalized, whereas costs relating to holding property are expensed. Valuations are periodically performed by management, and any subsequent write-downs are recorded as a charge to earnings, if necessary, to reduce the carrying value of the property to the lower of its cost or fair value less cost to sell. The Company had no foreclosed real estate at December 31, 2016 and 2015. At December 31, 2016 and 2015, the Company did not have any residential real estate loans in the process of foreclosure.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of certain transactions reported in the consolidated financial statements. Income taxes consist of taxes currently due plus deferred taxes related primarily to temporary differences between the financial reporting and income tax basis of the allowance for loan losses, premises and equipment, certain state tax credits, and deferred loan origination costs. The deferred tax assets and liabilities represent the future tax return consequences of the temporary differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are reflected at income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Advertising Costs	Advertising Costs The Company follows the policy of charging the costs of advertising to expense as incurred.
Off-Balance Sheet Financial Instruments

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit. Such financial instruments are recorded in the consolidated balance sheets when they are funded.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in earnings. Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income (loss).

Accumulated other comprehensive gain (loss) represents the sum of these items, with the exception of net income, as of the balance sheet date and is represented in the table below.

	As of December 31,

	2016	2015

Accumulated Other Comprehensive Loss By Component:
Unrealized losses on securities available-for-sale	$(128)	$(6)
Tax effect	43	2
Net unrealized losses on securities available-for-sale	(85)	(4)

Unrealized losses on securities transferred to held-to-maturity	-	(323)
Tax effect	-	115
Net unrealized losses on securities transferred to held-to-maturity	-	(208)
Accumulated other comprehensive loss	$(85)	$(212)

Earnings Per Common Share

Earnings Per Common Share

Basic earnings per common share is calculated by dividing net income available to common stockholders by the weighted-average number of common shares outstanding during the period. Net income available to common stockholders is net income of the Company. The Company has not granted any restricted stock awards or stock options and, during the years ended December 31, 2016 and 2015, had no potentially dilutive common stock equivalents.

Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for purposes of calculating basic earnings per common share until they are committed to be released. The average common shares outstanding were 1,901,023 and 1,893,582 for the years ended December 31, 2016 and December 31, 2015 respectively. Historical share and per share data have been adjusted by the exchange ratio of 1.0884 used in the conversion and offering.

Treasury Stock

Treasury Stock

Treasury stock was recorded using the cost method and accordingly was presented as a reduction of stockholders’ equity. All treasury stock shares associated with our common stock have been cancelled as a result of the stock conversion and reorganization that occurred in July 2016.

Reclassifications

Reclassifications

Amounts in the prior year’s consolidated financial statements have been reclassified whenever necessary to conform to the current year’s presentation. Such reclassifications had no impact on stockholders’ equity or net income as previously reported.

New Accounting Pronouncements

New Accounting Pronouncements

ASU 2017-01, Business Combinations (Topic 805), Clarifying the Definition of a Business. This new guidance clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. The amendments in this Update affect all reporting entities that must determine whether they have acquired or sold a business.

Under the current implementation guidance in Topic 805, there are three elements of a business—inputs, processes, and outputs. While an integrated set of assets and activities (collectively referred to as a “set”) that is a business usually has outputs, outputs are not required to be present. In addition, all the inputs and processes that a seller uses in operating a set are not required if market participants can acquire the set and continue to produce outputs, for example, by integrating the acquired set with their own inputs and processes.

The amendments in this Update provide a screen to determine when a set is not a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This screen reduces the number of transactions that need to be further evaluated.

If the screen is not met, the amendments in this Update (1) require that to be considered a business, a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and (2) remove the evaluation of whether a market participant could replace missing elements. The amendments provide a framework to assist entities in evaluating whether both an input and a substantive process are present. The framework includes two sets of criteria to consider that depend on whether a set has outputs. Although outputs are not required for a set to be a business, outputs generally are a key element of a business; therefore, the Board has developed more stringent criteria for sets without outputs.

Lastly, the amendments in this Update narrow the definition of the term output so that the term is consistent with how outputs are described in Topic 606.

The Company should apply the amendments in this Update to annual periods beginning after December 15, 2017, including interim periods within those periods. The amendments in this Update should be applied prospectively on or after the effective date. No disclosures are required at transition.

ASU 2017-03, Accounting Changes and Error Corrections (Topic 250) and Investments-Equity Method and Joint Ventures (Topic 323), Amendments to SEC Paragraphs Pursuant to Staff Announcements at the September 22, 2016 and November 17, 2016 EITF Meetings. This new guidance provides the SEC staff view that a registrant should evaluate ASUs that have not yet been adopted to determine the appropriate financial statement disclosuresFN2 about the potential material effects of those ASUs on the financial statements when adopted. Consistent with Topic 11.M, if a registrant does not know or cannot reasonably estimate the impact that adoption of the ASUs referenced in this announcement is expected to have on the financial statements, then in addition to making a statement to that effect, that registrant should consider additional qualitative financial statement disclosures to assist the reader in assessing the significance of the impact that the standard will have on the financial statements of the registrant when adopted. In this regard, the SEC staff expects the additional qualitative disclosures to include a description of the effect of the accounting policies that the registrant expects to apply, if determined, and a comparison to the registrant’s current accounting policies. Also, a registrant should describe the status of its process to implement the new standards and the significant implementation matters yet to be addressed.

ASU 2017-04, Intangibles-Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment. This new guidance simplifies the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination.

Instead, under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Additionally, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable.

The Board also eliminated the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. Therefore, the same impairment assessment applies to all reporting units. An entity is required to disclose the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets.

An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. This Update also includes amendments to the Overview and Background Sections of the Codification (as discussed in Part II of the amendments) as part of the Board’s initiative to unify and improve the Overview and Background Sections across Topics and Subtopics. These changes should not affect the related guidance in these Subtopics.

An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. That disclosure should be provided in the first annual period and in the interim period within the first annual period when the entity initially adopts the amendments in this Update.

A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.

A public business entity that is not an SEC filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020.

Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Change in Accounting Estimate

Change in Accounting Estimate

Due to a change in New York State tax law, mortgage recording tax expensed during the years ended December 31, 2016 and 2015 are now a refundable tax credit, at the election of the tax payer.  Under New York law, a bank that paid special additional mortgage recording tax (“SAMRT”) on residential mortgages in any year beginning on or before January 1, 2015, may elect to treat the unused portion of the SAMRT credit on those mortgages as overpayment of tax to be carried forward or refunded.  Previously, any unused credit was only eligible to be carried forward to future years.  The Company made this election on December 20, 2016 and its impact was as follows:

Income from continuing operations	$627,000
Net income	$464,000
Net income per share	$0.24